Income Taxes - Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic	¥ 560,503		¥ 400,791	¥ 232,715
Foreign	12,378		63,115	4,439
Total	¥ 572,881	$ 82,290	¥ 463,906	¥ 237,154